CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Class A ordinary shares	Class B ordinary shares	Ordinary shares Class A ordinary shares USD ($)	Ordinary shares Class A ordinary shares CNY	Ordinary shares Class B ordinary shares USD ($)	Ordinary shares Class B ordinary shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Statutory reserves USD ($)	Statutory reserves CNY	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY	Accumulated deficit USD ($)	Accumulated deficit CNY
Balances at Dec. 31, 2009		(485,612)						30		12,473				(3,259)		(494,856)
Balances (in shares) at Dec. 31, 2009								365,000,000
Increase (Decrease) in Stockholders' Equity
Net loss		(204,684)														(204,684)
Other comprehensive loss		(11,094)												(11,094)
Exercise of stock options		165								165
Share-based compensation		11,990								11,990
Issuance of ordinary shares upon IPO or secondary offering, net of offering costs		1,439,408				21				1,439,387
Issuance of ordinary shares upon IPO or secondary offering, net of offering costs (in shares)						328,047,390
Conversion of convertible redeemable preferred shares into ordinary shares upon IPO		1,102,325				60		19		1,102,246
Conversion of convertible redeemable preferred shares into ordinary shares upon IPO (in shares)						895,261,758		294,761,207
Reclassification of warrant liability into ordinary shares upon IPO		58,990				1				58,989
Reclassification of warrant liability into ordinary shares upon IPO (in shares)						12,452,848
Balances at Dec. 31, 2010		1,911,488				82		49		2,625,250				(14,353)		(699,540)
Balances (in shares) at Dec. 31, 2010						1,235,761,996		659,761,207
Increase (Decrease) in Stockholders' Equity
Net loss		(172,104)														(172,104)
Other comprehensive loss		(94,225)												(94,225)
Exercise of stock options		4,742				1				4,741
Exercise of stock options (in shares)						9,894,029
Share-based compensation		47,494								47,494
Issuance of ordinary shares upon IPO or secondary offering, net of offering costs		2,507,782				10				2,507,772
Issuance of ordinary shares upon IPO or secondary offering, net of offering costs (in shares)						149,580,000
Conversion of Class B to Class A ordinary shares (in shares)						199,314		(199,314)
Balances at Dec. 31, 2011		4,205,177				93		49		5,185,257				(108,578)		(871,644)
Balances (in shares) at Dec. 31, 2011			1,395,435,339	659,561,893		1,395,435,339		659,561,893
Increase (Decrease) in Stockholders' Equity
Net loss	(68,057)	(424,003)														(424,003)
Other comprehensive loss	(1,173)	(7,304)												(7,304)
Statutory reserves												1,500				(1,500)
Exercise of stock options		23,168				2				23,166
Exercise of stock options (in shares)						50,896,710
Share-based compensation		118,218								118,218
Issuance of shares as purchase consideration for acquired subsidiaries		5,441,617				54				5,441,563
Issuance of shares as purchase consideration for acquired subsidiaries (in shares)						840,311,453
Balances at Dec. 31, 2012	$ 1,501,882	9,356,873			$ 24	149	$ 8	49	$ 1,728,416	10,768,204	$ 241	1,500	$ (18,600)	(115,882)	$ (208,207)	(1,297,147)
Balances (in shares) at Dec. 31, 2012			2,286,643,502	659,561,893	2,286,643,502		659,561,893